Contract liabilities and other advances - Components (Details) - GBP (£) £ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of disaggregation of revenue from contracts with customers [line items]
Within one year	£ 38,812	£ 29,962
More than one year	59,170	16,359
Revenue generating collaborations
Disclosure of disaggregation of revenue from contracts with customers [line items]
Within one year	29,433	21,203
More than one year	58,451	7,743
Contract liabilities
Disclosure of disaggregation of revenue from contracts with customers [line items]
Within one year	29,433	21,203
More than one year	58,451	7,743
Grants
Disclosure of disaggregation of revenue from contracts with customers [line items]
Within one year	959	1,889
More than one year	0	0
Joint operations
Disclosure of disaggregation of revenue from contracts with customers [line items]
Within one year	8,420	6,870
More than one year	719	8,616
Other Advances
Disclosure of disaggregation of revenue from contracts with customers [line items]
Within one year	9,379	8,759
More than one year	£ 719	£ 8,616